Equity - Share-Based Compensation and Share-Based Payment Reserve - Schedule of Changes in RSUs Options (Details) - RSUs [Member]	12 Months Ended
Dec. 31, 2025
Schedule of Changes in Stock Options [Line Items]
Number of options outstanding, Beginning balance
Granted	1,794,308
Vested	(910,974)
Number of options outstanding, Ending balance	883,334